Related Parties Transactions (Details) - Schedule of accounts receivable due from related parties - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Related Parties Transactions (Details) - Schedule of accounts receivable due from related parties [Line Items]
Accounts receivable due from related parties	$ 618,196	$ 757,343
GenePharm Inc. [Member]
Related Parties Transactions (Details) - Schedule of accounts receivable due from related parties [Line Items]
Accounts receivable due from related parties		142,225
Rgene [Member]
Related Parties Transactions (Details) - Schedule of accounts receivable due from related parties [Line Items]
Accounts receivable due from related parties	$ 618,196	$ 615,118